OTHER LONG-TERMS LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Premises [Member]
Lease Type [Line Items]
Schedule of Minimum Lease Commitments
$ in thousands
Year ending December 31:
2015	84
2016	74
2017	74
232

Vehicles [Member]
Lease Type [Line Items]
Schedule of Minimum Lease Commitments
$ in thousands

2015	63
2016	47
2017	16
126